9. INTANGIBLE ASSETS (Details)	12 Months Ended
	Dec. 31, 2018 CAD ($)
Details
Intangible Assets, Gross, end of period	$ 1,140,283	[1]
Intangible Assets, Carrying Value, start of period	1,136,117	[2]
Intangible Assets, Carrying Value, end of period	425,733	[2]
Impairment loss	$ 946,173

[1]	See Note 9.
[2]	Note 9.